Goodwill - Details of the Changes in Goodwill (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of reconciliation of changes in goodwill [abstract]
Impairment losses for goodwill	₩ 153,367
Impairment losses for intangible assets	₩ 52,373